Impairment losses/(reversal) for Passenger Vehicle segment and other provisions - Additional information (Detail) £ in Thousands, € in Millions, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 GBP (£)	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 GBP (£)	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 INR (₨)	Mar. 31, 2023 GBP (£)	Mar. 31, 2022 GBP (£)
Impairment Of Passenger Vehicle Segment And Other Provisions [Line Items]
Recoverable value	₨ 152,467.2			₨ 59,654.0				£ 1,500,000	£ 600,000
Reversal for impairment in subsidiaries	610.3	$ 7.4					₨ 6,630.0
Cash-generating units [member] | VIU [member]
Impairment Of Passenger Vehicle Segment And Other Provisions [Line Items]
Recoverable value							₨ 105,880.0
Passenger vehicle segment [member]
Impairment Of Passenger Vehicle Segment And Other Provisions [Line Items]
Percentage increase in market share							8.10%
Reversal of provision for impairment of assets							₨ 3,713.5
Passenger vehicle segment [member] | Cash-generating units [member]
Impairment Of Passenger Vehicle Segment And Other Provisions [Line Items]
Recoverable value							49,109.9
Reversal of onerous contract provision							7,770.0
Passenger vehicle segment [member] | Cash-generating units [member] | FVCLD [member]
Impairment Of Passenger Vehicle Segment And Other Provisions [Line Items]
Recoverable value							146,186.0
Passenger vehicle segment [member] | Cash-generating units [member] | Provision For Supplier Claims [Member]
Impairment Of Passenger Vehicle Segment And Other Provisions [Line Items]
Provision made during the period for estimated supplier claims							₨ 1,140.0
Tata motors european technical center plc [member]
Impairment Of Passenger Vehicle Segment And Other Provisions [Line Items]
Reversal of provision for impairment of assets	₨ 2,143.9		£ 23,570	381.8	£ 3,800
Trilix [member]
Impairment Of Passenger Vehicle Segment And Other Provisions [Line Items]
Reversal of provision for impairment of assets				₨ 480.8		€ 5.6